SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Account receivables	$ 1,104,187	$ 689,622
Less: allowance for expected credit loss	(35,900)	(8,173)	$ (3,062)
Total	$ 1,068,287	$ 681,449